Average Annual Total Returns - FidelitySmallCapETF-PRO - FidelitySmallCapETF-PRO - Fidelity Enhanced Small Cap ETF	Jun. 29, 2024
Fidelity Enhanced Small Cap ETF | Return Before Taxes
Average Annual Return:
Past 1 year	21.04%
Past 5 years	11.81%
Past 10 years	7.56%
Fidelity Enhanced Small Cap ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.77%
Past 5 years	10.43%
Past 10 years	6.00%
Fidelity Enhanced Small Cap ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.60%
Past 5 years	9.33%
Past 10 years	5.76%
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%